PREFERRED STOCK (Details Narrative) - $ / shares	Aug. 16, 2022	Oct. 14, 2019	Oct. 31, 2023	Oct. 31, 2022
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				15,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				10,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Stock Issued During Period, Shares, New Issues		10,000,000
Preferred Stock, Shares Outstanding			10,000,000	5,000,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Treasury Stock, Shares, Retired	5,000,000